Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating costs	$ 945,787	$ 180,104	$ 1,448	$ 3,445,690
Loss from operations	(945,787)	(180,104)	(1,448)	(3,445,690)
Other income (expense):
Interest income	16,401	4,075		16,200
Warrant issue costs		(115,404)		(115,404)
Change in fair value of warrant liability	3,262,458	(296,167)		(3,322,267)
Total other income (expense)	3,278,859	(407,496)		(3,421,471)
Net income (loss)	2,333,072	(587,600)	$ (1,448)	$ (6,867,161)
Basic and diluted weighted average shares outstanding (in Shares)				4,755,569
Basic and diluted net income (loss) per share (in Dollars per share)				$ (0.35)
Revenues	15,804,000
FAZE CLAN, INC. [Member]
Loss from operations	(7,679)	(4,869)		$ (31,454)	$ (24,238)
Other income (expense):
Interest expense, net	1,851	904		5,467	3,780
Other, net	11	(70)		(55)	759
Total other expense:	1,862	834		5,412	4,539
Net income (loss)	$ (9,541)	$ (5,703)		$ (36,866)	$ (28,777)
Basic and diluted weighted average shares outstanding (in Shares)	9,268,822	8,151,888		8,619,131	7,941,652
Basic and diluted net income (loss) per share (in Dollars per share)	$ (1.03)	$ (0.7)		$ (4.28)	$ (3.62)
Revenues	$ 15,804	$ 9,846		$ 52,852	$ 37,166
Cost of revenues	11,765	7,600		41,553	28,072
Gross profit	4,039	2,246		11,299	9,094
Operating expenses:
General and administrative	10,573	6,774		39,401	31,975
Sales and marketing	$ 1,145	$ 341		$ 3,352	$ 1,357
Class A Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	17,770,000	7,108,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.05)		$ (0.35)
Class B Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	4,312,500	4,312,500
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.05)	$ 0	$ (0.35)